UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MDE Group, Inc.
Address: 465 South Street, Suite 304
         Morristown, NJ  07960

13F File Number:  028-14503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emil Coscarelli
Title:     Chief Compliance Officer
Phone:     973-206-7100

Signature, Place, and Date of Signing:

 /s/ Emil Coscarelli     Morristown, NJ     July 12, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    $431,617 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      431     4811 SH       SOLE                     4811        0        0
ALPS ETF TR                    ALERIAN MLP      00162Q866    49767  3114339 SH       SOLE                  3114339        0        0
ALTRIA GROUP INC               COM              02209s103      433    12524 SH       SOLE                    12524        0        0
APPLE INC                      COM              037833100      230      394 SH       SOLE                      394        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      412     9205 SH       SOLE                     9205        0        0
AT&T INC                       COM              00206r102      505    14163 SH       SOLE                    14163        0        0
BOEING CO                      COM              097023105      340     4578 SH       SOLE                     4578        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      411    11446 SH       SOLE                    11446        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     2355    45134 SH       SOLE                    45134        0        0
CHEVRON CORP NEW               COM              166764100      402     3814 SH       SOLE                     3814        0        0
CONOCOPHILLIPS                 COM              20825c104      429     7684 SH       SOLE                     7684        0        0
DENTSPLY INTL INC NEW          COM              249030107      416    11000 SH       SOLE                    11000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      376     3648 SH       SOLE                     3648        0        0
DOMINION RES INC VA NEW        COM              25746u109      272     5035 SH       SOLE                     5035        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      353     6986 SH       SOLE                     6986        0        0
EBAY INC                       COM              278642103      239     5697 SH       SOLE                     5697        0        0
EXXON MOBIL CORP               COM              30231g102      585     6835 SH       SOLE                     6835        0        0
GENERAL ELECTRIC CO            COM              369604103      658    31551 SH       SOLE                    31551        0        0
GENUINE PARTS CO               COM              372460105      301     5000 SH       SOLE                     5000        0        0
GILEAD SCIENCES INC            COM              375558103      466     9090 SH       SOLE                     9090        0        0
GOOGLE INC                     CL A             38259p508      219      378 SH       SOLE                      378        0        0
HCP INC                        COM              40414l109      405     9182 SH       SOLE                     9182        0        0
HEALTH CARE REIT INC           COM              42217k106      387     6635 SH       SOLE                     6635        0        0
HEINZ H J CO                   COM              423074103      393     7224 SH       SOLE                     7224        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      316     7155 SH       SOLE                     7155        0        0
INTEL CORP                     COM              458140100      519    19463 SH       SOLE                    19463        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      202     1032 SH       SOLE                     1032        0        0
INVESTORS BANCORP INC          COM              46146p102     1459    96700 SH       SOLE                    96700        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      376     3139 SH       SOLE                     3139        0        0
ISHARES TR                     S&P 500 INDEX    464287200     9353    68397 SH       SOLE                    68397        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440      324     3000 SH       SOLE                     3000        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      281     4112 SH       SOLE                     4112        0        0
ISHARES TR                     HIGH YLD CORP    464288513      434     4757 SH       SOLE                     4757        0        0
ISHARES TR                     DJ OIL EQUIP     464288844      218     4725 SH       SOLE                     4725        0        0
JOHNSON & JOHNSON              COM              478160104      440     6512 SH       SOLE                     6512        0        0
JPMORGAN CHASE & CO            COM              46625h100      319     8939 SH       SOLE                     8939        0        0
KIMBERLY CLARK CORP            COM              494368103      417     4972 SH       SOLE                     4972        0        0
KRAFT FOODS INC                CL A             50075n104      500    12940 SH       SOLE                    12940        0        0
LIBERTY MEDIA CORP             DEB 3.500% 1/1   530715an1        5    12140 PRN      SOLE                    12140        0        0
LILLY ELI & CO                 COM              532457108      455    10613 SH       SOLE                    10613        0        0
MERCK & CO INC NEW             COM              58933y105      619    14837 SH       SOLE                    14837        0        0
MERITOR INC                    COM              59001k100      137    26174 SH       SOLE                    26174        0        0
MICROSOFT CORP                 COM              594918104      716    23419 SH       SOLE                    23419        0        0
MONSANTO CO NEW                COM              61166w101      376     4547 SH       SOLE                     4547        0        0
NEXTERA ENERGY INC             COM              65339f101      431     6269 SH       SOLE                     6269        0        0
NUPATHE INC                    COM              67059m100       62    15264 SH       SOLE                    15264        0        0
PATTERSON COMPANIES INC        COM              703395103      345    10000 SH       SOLE                    10000        0        0
PERRIGO CO                     COM              714290103      472     4000 SH       SOLE                     4000        0        0
PFIZER INC                     COM              717081103      357    15535 SH       SOLE                    15535        0        0
PHILIP MORRIS INTL INC         COM              718172109      420     4815 SH       SOLE                     4815        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     1525    18875 SH       SOLE                    18875        0        0
RAYTHEON CO                    COM NEW          755111507      404     7140 SH       SOLE                     7140        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107      355     5083 SH       SOLE                     5083        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     1309     8435 SH       SOLE                     8435        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103   333218  2448242 SH       SOLE                  2448242        0        0
SWEDISH EXPT CR CORP           RG ENRGY ETN22   870297306      101    17169 SH       SOLE                    17169        0        0
TRAVELERS COMPANIES INC        COM              89417e109      368     5770 SH       SOLE                     5770        0        0
UNILEVER N V                   N Y SHS NEW      904784709      434    13018 SH       SOLE                    13018        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736      209     3069 SH       SOLE                     3069        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    10111   145063 SH       SOLE                   145063        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2377    58003 SH       SOLE                    58003        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104      492    11063 SH       SOLE                    11063        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857w209      376    13345 SH       SOLE                    13345        0        0